Subsequent Events (Details)									6 Months Ended
	Aug. 13, 2025 USD ($)	Aug. 13, 2025 CAD ($) $ / shares shares	Aug. 12, 2025 USD ($)	Aug. 12, 2025 CAD ($)	Jul. 07, 2025 USD ($) $ / shares shares	Jul. 07, 2025 CAD ($) shares	Jun. 16, 2025 shares	Nov. 20, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jul. 07, 2025 CAD ($)	Jan. 16, 2025	Dec. 31, 2024 shares
Subsequent Events [Line Items]
Consideration for common shares							1	1
Gross proceeds amount | $									$ 7,065,000
Common stock shares									553,486				100,931
Warrants term												5 years 6 months
Total consideration (in Dollars) | $									$ 598,000
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase									32,660
Number of shares converted									13,613
Series A Warrants and January Warrant [Member]
Subsequent Events [Line Items]
Warrants exercise price | $ / shares									$ 3.18516
June Notes [Member]
Subsequent Events [Line Items]
Number of shares converted									110,371
Subsequent Event [Member]
Subsequent Events [Line Items]
Consideration for common shares					100,000,000	100,000,000
Additional common shares to impact					66	66
Deemed price per share (in Dollars per share) | $ / shares					$ 0.171246
Cash					$ 3,300,000						$ 4,800,000
Cash position					486,330						$ 700,000
Valuation ascribed to Fort Products					$ 11,900,000	$ 17,100,000
Common stock shares		1
Warrants exercise price | $ / shares		$ 0.185
Convertible debentures	$ 1,600,000	$ 2,200,000
Subsequent Event [Member] | Equity Interest [Member]
Subsequent Events [Line Items]
Percenatge of equity interest					75.02%						75.02%
Subsequent Event [Member] | Outstanding Shares [Member]
Subsequent Events [Line Items]
Percenatge of equity interest					83.29%						83.29%
Subsequent Event [Member] | Fort Technology Inc. [Member]
Subsequent Events [Line Items]
Common stock shares		1
Warrants purchase		1
Warrants term		5 years
Private Placement [Member] | Subsequent Event [Member] | Fort Technology Inc. [Member]
Subsequent Events [Line Items]
Gross proceeds amount			$ 3,640,000	$ 5,000,000
Private Placement [Member] | Subsequent Event [Member] | Fort Technology Inc. [Member] | Convertible Debentures [Member]
Subsequent Events [Line Items]
Interest rate			10.00%	10.00%
Debt term	2 years	2 years
Conversion price (in Dollars per share) | $ / shares		$ 0.185